Restructuring and Related Reorganization Charges (Tables)	12 Months Ended
Dec. 31, 2014
Restructuring and Related Reorganization Activity

The following table summarizes the restructuring and related reorganization activity for the year ended December 31, 2014:

	Employee Severance and Benefits	Other	Total
	(In thousands)
Accrued liability as of January 1, 2014	$—	$—	$—
Charges	10,783	14,847	25,630
Payments	(572)	(540)	(1,112)
Non-cash items	(94)	(649)	(743)

Accrued liability as of December 31, 2014	$10,117	$13,658	$23,775